VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Banks : 10.5%
Bank for Foreign Trade of
Vietnam JSC * 10,351,105 $ 37,189,406
Saigon - Hanoi Commercial
Joint Stock Bank * 27,254,056 12,393,650
Vietnam Export Import
Commercial JSB * 14,820,640 10,945,504
60,528,560
Capital Goods : 9.6%
Development Investment
Construction JSC * 8,586,586 8,826,914
Gelex Group JSC * 10,594,764 9,013,880
Ha Do Group JSC * 2,803,200 3,230,038
Hoang Huy Investment
Financial Services JSC 10,502,320 4,991,475
IDICO Corp. JSC 4,106,010 7,864,968
Tasco JSC * 14,027,500 14,140,043
Vietnam Construction and
Import-Export JSC * 7,350,119 7,265,867
55,333,185
Energy : 2.2%
PetroVietnam Drilling & Well
Services JSC * 5,096,388 5,379,042
PetroVietnam Technical
Services Corp. * 4,538,600 7,207,980
12,587,022
Financial Services : 16.4%
Sai Gon-Ha Noi Securities JSC * 10,117,750 7,195,525
SSI Securities Corp. 25,172,508 32,794,095
Vietcap Securities JSC 9,454,750 15,976,771
VIX Securities JSC * 20,824,017 13,411,336
VNDirect Securities Corp. * 29,177,280 25,079,487
94,457,214
Food, Beverage & Tobacco : 19.5%
HAGL JSC * 13,968,500 4,420,870
Hoang Anh Gia Lai
International Agriculture JSC * 17,423,000 2,718,529
KIDO Group Corp. * 2,947,830 7,784,156
Masan Group Corp. * 8,901,676 27,881,765
Saigon Beer Alcohol Beverage
Corp. 4,199,600 12,502,365
Thanh Thanh Cong - Bien Hoa
JSC * 9,213,699 5,542,789
Vietnam Dairy Products JSC 13,616,041 41,531,670
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Vinh Hoan Corp. 3,002,200 $ 9,731,211
112,113,355
Insurance : 1.0%
Bao Viet Holdings 3,159,796 5,467,999
Underline
Materials : 12.4%
Duc Giang Chemicals JSC 4,352,332 16,681,032
Hoa Phat Group JSC * 34,878,497 37,628,807
Hoa Sen Group * 5,647,401 4,627,109
PetroVietNam Ca Mau Fertilizer
JSC 4,160,300 5,589,225
Petrovietnam Fertilizer &
Chemicals JSC 4,484,800 6,796,540
71,322,713
Real Estate Management & Development :
25.6%
Dat Xanh Group JSC * 5,992,400 4,628,749
Khang Dien House Trading and
Investment JSC * 2,581,840 3,460,224
Kinh Bac City Development
Holding Corp. * 7,037,600 9,255,502
Novaland Investment Group
Corp. * 28,734,058 18,387,967
Phat Dat Real Estate
Development Corp. * 9,896,400 9,737,001
Van Phu - Invest Investment JSC 3,486,560 7,602,867
Vincom Retail JSC * 12,648,622 13,551,780
Vingroup JSC * 20,209,349 38,955,277
Vinhomes JSC 144A * 22,270,067 41,583,332
147,162,699
Transportation : 1.5%
Vietjet Aviation JSC * 2,128,140 8,694,684
Underline
Utilities : 1.3%
PetroVietnam Power Corp. * 15,336,210 7,293,374
Underline
Total Common Stocks
(Cost: $489,763,215) 574,960,805
EXCHANGE TRADED FUND: 0.0%
(Cost: $42,158)
DCVFMVN Diamond ETF 62,610 68,303
Underline
Total Investments: 100.0%
(Cost: $489,805,373) 575,029,108
Other assets less liabilities: 0.0% 460
NET ASSETS: 100.0% $ 575,029,568
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $41,583,332, or 7.2% of net assets.

VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Financials 27.9% $ 160,453,773
Real Estate 25.6 147,162,699
Consumer Staples 19.5 112,113,355
Materials 12.4 71,322,713
Industrials 11.1 64,027,869
Energy 2.2 12,587,022
Utilities 1.3 7,293,374
Exchange Traded Fund 0.0 68,303
100.0% $ 575,029,108